Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

Note 8 – ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables mainly consist of bonus payables, VAT and other taxes payables, and other accrued liabilities. Other accrued liabilities principally include accrued network rental expense in the telecommunication industry, unpaid travel expense, accrued professional service expense, and accrued employee welfares and benefits.

	December 31,
	2019	2018
Bonus payables	$1,258,449	$2,121,957
VAT and other taxes payables	830,795	774,290
Other accrued liabilities	2,552,648	2,776,912
Total accrued liabilities and other payables	$4,641,892	$5,673,159